Business Combinations - Acquisition of Visible Equity, LLC Consideration Transferred (Detail) - Visible Equity, LLC $ in Thousands	Jul. 08, 2019 USD ($) shares
Business Acquisition [Line Items]
Cash consideration to members	$ 49,428
Voting common stock issued	23,812
Total consideration	$ 73,240
Voting Common Stock
Business Acquisition [Line Items]
Equity interest issued or issuable, number of shares | shares	1,438,805